John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 93.3%		$1,609,151,949
(Cost $1,642,357,552)
Communication services 7.9%		136,684,072
Diversified telecommunication services 1.7%
Cogent Communications Holdings, Inc.	468,112	29,870,227
Entertainment 1.3%
Madison Square Garden Sports Corp. (A)	146,639	22,550,145
Interactive media and services 3.6%
CarGurus, Inc. (A)	679,415	16,502,990
Yelp, Inc. (A)	723,053	22,168,805
Ziff Davis, Inc. (A)	292,934	23,988,365
Media 1.3%
WideOpenWest, Inc. (A)	1,175,383	21,603,540
Consumer discretionary 8.5%		146,336,546
Auto components 0.8%
Stoneridge, Inc. (A)	742,956	13,982,432
Household durables 2.8%
Newell Brands, Inc.	884,182	17,869,318
Universal Electronics, Inc. (A)	536,298	14,882,270
Vizio Holding Corp., Class A (A)	1,737,028	15,911,176
Internet and direct marketing retail 0.6%
Groupon, Inc. (A)	932,559	9,885,125
Leisure products 1.0%
Malibu Boats, Inc., Class A (A)	266,996	16,673,900
Specialty retail 2.4%
Boot Barn Holdings, Inc. (A)	354,003	22,054,387
Lithia Motors, Inc.	72,388	19,203,089
Textiles, apparel and luxury goods 0.9%
Columbia Sportswear Company	214,496	15,874,849
Consumer staples 3.9%		67,623,374
Food and staples retailing 1.4%
United Natural Foods, Inc. (A)	553,688	23,537,277
Household products 1.6%
Central Garden & Pet Company, Class A (A)	444,961	18,154,409
Spectrum Brands Holdings, Inc.	146,695	10,201,170
Personal products 0.9%
Nu Skin Enterprises, Inc., Class A	361,538	15,730,518
Energy 4.1%		70,165,090
Oil, gas and consumable fuels 4.1%
Chord Energy Corp.	172,087	22,068,437
Magnolia Oil & Gas Corp., Class A	852,642	20,574,251
PDC Energy, Inc.	418,974	27,522,402
Financials 10.9%		187,275,256
Banks 7.8%
Atlantic Union Bankshares Corp.	595,187	20,587,518
Banner Corp.	346,639	21,488,152
First Hawaiian, Inc.	689,276	17,569,645
Independent Bank Group, Inc.	271,972	19,233,860
Pinnacle Financial Partners, Inc.	218,683	17,297,825
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
SouthState Corp.	236,383	$20,038,187
Univest Financial Corp.	770,462	19,215,322
Capital markets 1.1%
Moelis & Company, Class A	389,021	18,120,598
Consumer finance 0.7%
LendingTree, Inc. (A)	259,591	11,832,158
Diversified financial services 1.3%
Compass Diversified Holdings	907,252	21,891,991
Health care 14.1%		243,275,462
Biotechnology 0.3%
ACADIA Pharmaceuticals, Inc. (A)	304,966	4,479,951
Health care equipment and supplies 5.6%
AngioDynamics, Inc. (A)	692,003	15,701,548
Integer Holdings Corp. (A)	230,552	16,113,279
Integra LifeSciences Holdings Corp. (A)	400,613	22,049,740
Lantheus Holdings, Inc. (A)	294,194	22,570,564
Merit Medical Systems, Inc. (A)	326,376	18,760,092
SeaSpine Holdings Corp. (A)	283,942	1,686,615
Health care providers and services 4.3%
Covetrus, Inc. (A)	854,050	17,738,619
ModivCare, Inc. (A)	173,014	17,266,797
Option Care Health, Inc. (A)	411,867	13,838,731
Owens & Minor, Inc.	727,601	25,764,351
Health care technology 1.1%
Change Healthcare, Inc. (A)	814,550	19,769,129
Life sciences tools and services 1.4%
Syneos Health, Inc. (A)	295,862	23,414,519
Pharmaceuticals 1.4%
Prestige Consumer Healthcare, Inc. (A)	399,959	24,121,527
Industrials 15.5%		267,252,883
Aerospace and defense 4.8%
Curtiss-Wright Corp.	164,932	23,657,846
Hexcel Corp.	460,759	27,880,527
Mercury Systems, Inc. (A)	529,889	31,268,751
Building products 3.5%
Gibraltar Industries, Inc. (A)	346,109	16,194,440
PGT Innovations, Inc. (A)	1,109,940	24,307,686
The AZEK Company, Inc. (A)	984,803	20,365,726
Construction and engineering 4.0%
Arcosa, Inc.	454,750	23,446,910
EMCOR Group, Inc.	236,275	27,495,322
Quanta Services, Inc.	129,574	17,975,801
Electrical equipment 1.2%
Regal Rexnord Corp.	158,010	21,220,743
Machinery 2.0%
Blue Bird Corp. (A)	816,905	9,116,660
The Timken Company	372,017	24,322,471
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology 20.8%		$358,604,668
IT services 1.4%
WNS Holdings, Ltd., ADR (A)	278,068	24,111,276
Semiconductors and semiconductor equipment 8.3%
Alpha & Omega Semiconductor, Ltd. (A)	483,234	20,300,660
Axcelis Technologies, Inc. (A)	358,885	25,240,382
MACOM Technology Solutions Holdings, Inc. (A)	504,195	29,213,058
MaxLinear, Inc. (A)	570,683	23,061,300
SMART Global Holdings, Inc. (A)	1,044,853	20,500,016
Veeco Instruments, Inc. (A)	1,152,956	25,134,441
Software 11.1%
ChannelAdvisor Corp. (A)	869,704	12,819,437
Cognyte Software, Ltd. (A)	1,579,900	7,125,349
CommVault Systems, Inc. (A)	377,534	21,175,882
CyberArk Software, Ltd. (A)	166,625	21,682,911
Ping Identity Holding Corp. (A)	1,276,634	21,894,273
Progress Software Corp.	537,742	25,252,364
Tenable Holdings, Inc. (A)	481,847	18,623,387
Varonis Systems, Inc. (A)	656,111	16,684,903
Xperi Holding Corp.	1,448,259	24,272,821
Zuora, Inc., Class A (A)	2,527,874	21,512,208
Materials 2.6%		44,639,656
Chemicals 1.3%
Avient Corp.	519,547	22,418,453
Construction materials 1.3%
Summit Materials, Inc., Class A (A)	807,750	22,221,203
Real estate 4.1%		71,270,719
Equity real estate investment trusts 4.1%
American Assets Trust, Inc.	787,815	23,815,647
First Industrial Realty Trust, Inc.	394,062	20,471,521
Sunstone Hotel Investors, Inc. (A)	2,381,602	26,983,551
Utilities 0.9%		16,024,223
Multi-utilities 0.9%
Unitil Corp.	292,573	16,024,223

	Yield (%)	Shares	Value
Short-term investments 5.9%			$102,787,148
(Cost $102,787,148)
Short-term funds 5.9%			102,787,148
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8782(B)	102,787,148	102,787,148

Total investments (Cost $1,745,144,700) 99.2%	$1,711,939,097
Other assets and liabilities, net 0.8%	13,498,359
Total net assets 100.0%	$1,725,437,456

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-22.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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